Investment in Joint Venture (Details) - Blade Urban Air Mobility [Member] $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 25, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 USD ($) director	Mar. 31, 2020 USD ($) director	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Amount invested	$ 200		$ 200		$ 200	$ 200
Equity Method Investment, Ownership Percentage	10.00%
Royalty revenue		$ 19		$ 19
Gross Revenue was up to $10,000
Schedule of Equity Method Investments [Line Items]
Quarterly royalty payments, Percent	4.00%
Gross Revenue in excess of $10,000 and up to $40,000
Schedule of Equity Method Investments [Line Items]
Quarterly royalty payments, Percent	3.00%
Gross Revenue exceeding $40,000
Schedule of Equity Method Investments [Line Items]
Quarterly royalty payments, Percent	1.50%
FlyBlade India attained a minimum profits of $3,500
Schedule of Equity Method Investments [Line Items]
Interest in profit, percent	3.00%
FlyBlade India
Schedule of Equity Method Investments [Line Items]
Amount invested	$ 1,800
Equity Method Investment, Ownership Percentage	90.00%		10.00%
Total number of director | director				5
Due from joint venture		$ 100		$ 100	73
First Amended Joint Venture and License Agreements
Schedule of Equity Method Investments [Line Items]
Royalty revenue					$ 0
First Amended Joint Venture and License Agreements | Gross Revenue was up to $10,000
Schedule of Equity Method Investments [Line Items]
Quarterly royalty payments, Percent	4.00%
First Amended Joint Venture and License Agreements | Gross Revenue in excess of $10,000 and up to $40,000
Schedule of Equity Method Investments [Line Items]
Quarterly royalty payments, Percent	3.00%
First Amended Joint Venture and License Agreements | Gross Revenue exceeding $40,000
Schedule of Equity Method Investments [Line Items]
Quarterly royalty payments, Percent	1.50%
First Amended Joint Venture and License Agreements | FlyBlade India attained a minimum profits of $3,500
Schedule of Equity Method Investments [Line Items]
Interest in profit, percent	3.00%
First Amended Joint Venture and License Agreements | Blade held at least a 10% interest
Schedule of Equity Method Investments [Line Items]
Number Of Directors Appointed | director			3